Assets Held at Refco Capital Markets, Ltd. (Tables)	12 Months Ended
Dec. 31, 2015
Sale Of Bankruptcy Claims Related To Derivative Counterparty [Abstract]
Schedule of Derivatives Not Designated as Hedging Instruments Recognized in Income [Table Text Block]	The table below summarizes all recoveries from REFCO, LTD and distributions to redeemed and continuing unitholders.

Recoveries from REFCO, LTD, Distributions paid by US Bank from the LLC, and effect on impaired value of assets held at REFCO, LTD
	Amounts Received from		Balance of	Collections in Excess of		Cash Distributions to Non-Participating	Additional Units in Trust for Participating Owners
Date	REFCO LTD		Impaired Value	Impaired Value		Owners	Units	Dollars
12/29/06	$10,319,318		$6,643,944	$-		$4,180,958	54,914	$5,154,711
04/20/07	2,787,629		3,856,315	-		-	-	-
06/07/07	265,758		3,590,557	-		-	-	-
06/28/07	4,783,640		-	1,193,083		-	-	-
07/03/07	5,654		-	5,654		-	-	-
08/29/07	-		-	-		2,787,947	23,183	1,758,626
09/19/07	2,584,070		-	2,584,070		-	-	-
12/31/07	2,708,467		-	2,708,467		-	-	-
03/28/08	1,046,068		-	1,046,068		-	-	-
04/29/08	-		-	-		2,241,680	10,736	1,053,815
06/26/08	701,148		-	701,148		-	-	-
12/31/08	769,001		-	769,001		-	-	-
06/29/09	2,748,048		-	2,748,048		-	-	-
12/30/09	1,102,612		-	1,102,612		-	-	-
05/19/10	1,695,150		-	1,695,150		-	-	-
06/04/10	14,329,450	*	-	14,329,450	*	-	-	-
08/01/10	-		-	-		16,076,112	40,839	3,928,806
10/15/10	282,790	*	-	282,790	*	-	-	-
12/30/10	563,163	*	-	563,163	*	-	-	-
06/02/11	343,664	*	-	343,664	*	-	-	-
08/30/11	1,328,832	*	-	1,328,832	*	-	-	-
12/01/11	-		-	-		3,689,555	6,168	561,489
10/31/12	404,908	*	-	404,908	*	-	-	-
12/05/12	294,875	*	-	294,875	*	-	-	-
08/05/13	240,556	*	-	240,556	*	-	-	-
12/12/14	192,445	*	-	192,445	*	-	-	-

Totals	$49,497,246		$-	$32,533,984		$28,976,252	135,840	$12,457,447
*The collections on June 4, 2010 were from a settlement agreement (the “Settlement Agreement”) reached with Cargill, Inc. and Cargill Investors Services, Inc. (together, “Cargill”).  The gross collections of $15,300,000 on June 4, 2010, were reduced by $970,550, which represented Cargill’s percentage of distributions, as defined in the Settlement Agreement.  All subsequent collections are shown net and were reduced by Cargill’s percentage of distributions at 57.25% of the gross collections.